Report for the Period Ending:	December 31, 1999

Institutional Investment Manager Filing this Report:

West Ellis Investment Management, Inc.
226 East Moulton Street
Decatur, AL 35601

13F File Number:		First time filing 13F

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Stephen E. Baggs
Title:		Chairman
Phone:		256-353-2126
Signature, Place and Date of Signing:

Stephen E. Baggs, Decatur, AL,		February 14, 2000

13F Holdings Report



Form 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	41

Form 13F Information table Value Total:	$103,919

List of Other Included Managers:		NONE





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corporation (T)           COM              001957109     1828    35970 SH       SOLE                    35970
Abbott Labs (ABT)              COM              002824100      216     5960 SH       SOLE                     5960
America On Line (AOL)          COM              02364J104     4376    57675 SH       SOLE                    57675
American Express Co (AXP)      COM              025816109     5791    34831 SH       SOLE                    34831
American Home Products (AHP)   COM              026609107      873    22249 SH       SOLE                    22249
Avery Dennison Corp.(AVY)      COM              053611109     1132    15533 SH       SOLE                    15533
Boston Communications Group, I COM              100582105      219    41704 SH       SOLE                    41704
Bristol-Myers Squibb (BMY)     COM              110122108      873    13605 SH       SOLE                    13605
Campbell Soup Company (CPB)    COM              134429109      766    19801 SH       SOLE                    19801
Capital One Financial Inc. (CO COM              14040H105     7999   166006 SH       SOLE                   166006
Cisco Systems Inc (CSCO)       COM              17275R102    16318   152327 SH       SOLE                   152327
Citigroup (C)                  COM              172967101     6259   112394 SH       SOLE                   112394
Coca Cola Inc (KO)             COM              191216100     1502    25787 SH       SOLE                    25787
Compass Bancshares, Inc. (CBSS COM              20449H109      252    11272 SH       SOLE                    11272
Dell Computer Corp. (DELL)     COM              247025109     3789    74286 SH       SOLE                    74286
Disney, (Walt) Company (DIS)   COM              254687106     2161    73874 SH       SOLE                    73874
DoubleClick, Inc. (DCLK)       COM              258609304     2393     9455 SH       SOLE                     9455
EBay Incorporated (EBAY)       COM              278642103      669     5343 SH       SOLE                     5343
Exxon Mobil Corporation (XOM)  COM              30231g102      212     2631 SH       SOLE                     2631
Federal National Mortgage Asso COM              313586109     3343    53538 SH       SOLE                    53538
General Electric Corp (GE)     COM              369604103     3424    22127 SH       SOLE                    22127
H. J. Heinz Co. (HNZ)          COM              423074103      339     8510 SH       SOLE                     8510
Hollinger International Inc. ( COM              435569108      583    45090 SH       SOLE                    45090
Home Depot Inc (HD)            COM              437076102     2096    30485 SH       SOLE                    30485
ITC DeltaCom, Inc. (ITCD)      COM              45031T104      843    30499 SH       SOLE                    30499
Inktomi (INKT)                 COM              457277101      978    11018 SH       SOLE                    11018
Intel Corp. (INTC)             COM              458140100    11827   143680 SH       SOLE                   143680
MCI WorldCom Inc. (WCOM)       COM              55268B106     2009    37869 SH       SOLE                    37869
Maxim Integrated Products (MXI COM              57772K101     4483    95007 SH       SOLE                    95007
Medical Assurance, Inc. (MAI)  COM              58449U100     1308    61751 SH       SOLE                    61751
Merck Inc (MRK)                COM              589331107     1983    29507 SH       SOLE                    29507
Microsoft (MSFT)               COM              594918104     4227    36205 SH       SOLE                    36205
Monsanto Corp (MTC)            COM              611662107      453    12783 SH       SOLE                    12783
Nokia Corp Sponsored ADR A (no COM              654902204      994     5200 SH       SOLE                     5200
Procter & Gamble (pg)          COM              742718109      231     2110 SH       SOLE                     2110
Regions Financial Corp. (RGBK) COM              758940100      219     8719 SH       SOLE                     8719
Texaco, Inc. (TX)              COM              881694103      677    12456 SH       SOLE                    12456
Tyco International Inc. (TYC)  COM              902124106     1527    39142 SH       SOLE                    39142
Warner-Lambert (WLA)           COM              934488107      941    11485 SH       SOLE                    11485
Williams Cos. Inc. (WMB)       COM              969457100     2497    81695 SH       SOLE                    81695
Yahoo! (YHOO)                  COM              984332106     1311     3030 SH       SOLE                     3030